Financial Instruments And Fair Value Measurements - Interest Rate Swaps (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
Interest Rate Derivatives [Abstract]
Number of interest rate swaps agreements	14
Notional amount of derivative asset	$ 512,759
Reclassification of losses on previously designated cash flow hedges associated with capitalized interest to Depreciation and amortization	$ (258)	$ (277)